Operating leases (Tables)	6 Months Ended
Jun. 30, 2025
Operating Leases
Operating leases - Operating lease liabilities of time charter-in vessel agreements (Table)

Twelve month periods ending	Amount
June 30, 2026	$36,446
June 30, 2027	34,448
June 30, 2028	36,545
June 30, 2029	31,981
June 30, 2030	29,405
June 30, 2031 and thereafter	27,281
Total undiscounted lease payments	$196,106
Discount based on incremental borrowing rate	(27,859)
Present value of lease liability	168,247
Operating lease liabilities, current	28,009
Operating lease liabilities, non-current	140,238

Operating leases - Operating lease liabilities of office rental agreements (Table)

Twelve month periods ending	Amount
June 30, 2026	$1,120
June 30, 2027	961
June 30, 2028	638
June 30, 2029	362
June 30, 2030	44
June 30, 2031 and thereafter	—
Total undiscounted lease payments	$3,125
Discount based on incremental borrowing rate	(266)
Present value of lease liability	$2,859
Operating lease liabilities, current	1,027
Operating lease liabilities, non-current	1,832